CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income		Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Apr. 01, 2016		¥ 98,924	¥ 5,703,144	¥ 746,785	¥ 1,469,308		¥ (3,610)		¥ 168,640
Cumulative effect of change in accounting principles at Apr. 01, 2016				(329)	330				(10,441)
Issuance of new shares of common stock due to conversion of preferred stock			98,924
Purchases of treasury stock							(1,903)
Conversion to common stock		¥ (98,924)
Balance at beginning of fiscal year, adjusted at Apr. 01, 2016				746,456	1,469,638				158,199
Issuance of new shares of common stock due to exercise of stock acquisition rights			969
Disposal of treasury stock							663
Transactions between the MHFG Group and the noncontrolling interest shareholders									328,692
Net income attributable to MHFG shareholders	¥ 362,440			362,440
Change during year	51,957				51,525
Performance-based stock compensation program			(655)
Cancellation of treasury stock							1
Dividends paid to noncontrolling interests									(2,914)
Dividends declared				(190,002)
Other			23,767
Net income (loss) attributable to noncontrolling interests	26,691								26,691
Other									32
Balance at end of fiscal year at Mar. 31, 2017	8,772,057		5,826,149	918,894	1,521,163		(4,849)	¥ 8,261,357	510,700
Purchases of treasury stock							(2,431)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2017				918,894	1,521,163				510,700
Issuance of new shares of common stock due to exercise of stock acquisition rights			546
Disposal of treasury stock							1,283
Transactions between the MHFG Group and the noncontrolling interest shareholders									106,740
Net income attributable to MHFG shareholders	577,608			577,608
Change during year	97,428				220,731
Performance-based stock compensation program			(326)
Dividends paid to noncontrolling interests									(8,054)
Dividends declared				(190,361)
Other			14
Net income (loss) attributable to noncontrolling interests	24,086								24,086
Other									1,807
Balance at end of fiscal year at Mar. 31, 2018	9,503,700		5,826,383	1,306,141	1,741,894		(5,997)	8,868,421	635,279
Cumulative effect of change in accounting principles at Mar. 31, 2018				1,540,317	(1,535,142)	[1]			(616)
Purchases of treasury stock							(3,002)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2018				2,846,458	206,752				634,663
Issuance of new shares of common stock due to exercise of stock acquisition rights			438
Disposal of treasury stock							1,295
Transactions between the MHFG Group and the noncontrolling interest shareholders									166,145
Net income attributable to MHFG shareholders	84,471			84,471
Change during year	(9,472)				(42,731)
Performance-based stock compensation program			(282)
Dividends paid to noncontrolling interests									(16,874)
Dividends declared				(190,384)
Other			3,118
Net income (loss) attributable to noncontrolling interests	(8,746)								(8,746)
Other									(214)
Balance at end of fiscal year at Mar. 31, 2019	¥ 9,501,493		¥ 5,829,657	¥ 2,740,545	¥ 164,021		¥ (7,704)	¥ 8,726,519	¥ 774,974

[1]	See Note 2 "Recently issued accounting pronouncements" for further details of the cumulative-effect adjustment for AOCI.